Partners' Capital (Allocated Net Income (loss) to the General Partner) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General Partner share of net income	$ 19.6	$ 24.5	$ 24.4	$ 6.1	$ 74.6
General Partner
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Income allocation for incentive distributions					20.6
Unit-based compensation attributable to ENLC’s restricted units					(10.4)
General Partner interest in net income					1.1
General Partners Interest E2					63.3
General Partner share of net income					$ 74.6